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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                 Investment Company Act file number 811-2213

                        Castle Convertible Fund, Inc.
             (Exact name of registrant as specified in charter)

                  111 Fifth Avenue New York, New York 10003
             (Address of principal executive offices) (Zip code)

                            Mr. Frederick A. Blum
                         Fred Alger Management, Inc.
                              111 Fifth Avenue
                          New York, New York 10003
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1. REPORT(S) TO STOCKHOLDERS.

Dear Shareholders,

      The more things change, the more they remain the same, or so it seemed for the six months ended April 30, 2005. The markets rallied strongly at the end of 2004 after the U.S. presidential election was decided, but they retreated in the first weeks of 2005 as investors confronted uncertainties about the direction of the economy, the pace of interest rate hikes, elections in Iraq, and rising energy costs. Through the winter and into spring, the markets traded in a narrow range and drifted down. While the broader economic data were positive and corporate earnings were stronger in the first quarter of 2005 than many had anticipated, general investor skepticism weighed on the markets.

      During the six-month reporting period, the S&P 500 was up 3.28%, the Dow was up 2.78% and the NASDAQ was down 2.38%.

      Corporate earnings continued to beat Wall Street's expectations. Energy companies thrived, as did innovative companies across sectors, especially those that were able to increase productivity and tap into growing global markets. The S&P 500's earnings grew by 13.6% in the first quarter of 2005, handily beating analysts' January estimates of approximately 8%.

      For the six months ended April 30, 2005, the U.S. yield curve flattened dramatically as the market absorbed five 25 basis point increases of the overnight Federal Funds Rate, going from 1.75% to 3.00%. While front end rates rose significantly (the U.S. 2-year Treasury rose to 3.65% from 2.55%), the U.S. 10-year Treasury rose more modestly to 4.20% from 4.02%. It was this flattening trend, a lack of overall market volatility and anemic new issuance which led to cracks in the convertible market. In an already shrinking asset class dominated by hedge funds, the market saw sizeable redemptions by investors as fund managers exited the sector in search of returns. In response to this mass exodus of funds, price actions were exaggerated to the downside and many funds experienced losses. The Castle Convertible Fund was well positioned, owning predominantly large cap investment grade issues versus its peer group. While the 6 month return of -1.53% lagged the Lehman Government/Credit Index of 0.75%, the Fund outperformed the Merrill Lynch Convertible Index, which returned -2.14% for the same period.

      We continue to believe that the strength of the economy and the potential of the markets are being underestimated by both investors and commentators. Both the U.S. and the global economy have been expanding at more than a 4% annual rate, and many companies are generating double-digit earnings growth. Growth stocks in particular are trading at very modest multiples relative to the projected growth rates, and if past patterns hold, we believe it is only a matter of time before such stocks begin to outperform.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the businesses and marketplaces of tomorrow, bringing growth opportunities to our investors.

                                       Respectfully submitted,

                                       /s/ Daniel C. Chung

                                       Daniel C. Chung
                                       Chief Investment Officer

May 31, 2005

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2005

  Principal   Corporate Convertible
   Amount      Bonds-51.5%                                 Value
-------------------------------------------------------------------

              AEROSPACE & DEFENSE-2.5%
$   500,000   EDO Corporation, Cv. Sub.
               Notes, 5.25%, 4/15/07                    $   513,125
  1,000,000   Armour Holdings, Inc.,
               2.00%, 11/1/24                               906,250
                                                        -----------
                                                          1,419,375
                                                        -----------

              BIOTECHNOLOGY-1.8%
  1,000,000   Genzyme Corporation General,
               Cv. Senior Notes, 1.25%,
               12/1/23                                    1,033,750
                                                        -----------

              CAPITAL MARKETS-.7%
    400,000   E*TRADE Group, Inc., Cv. Sub.
               Notes, 6.00%, 2/1/07                         402,500
                                                        -----------

              COMMUNICATION SERVICES
               & SUPPLIES-1.0%
    600,000   SCI Systems, Inc., Cv. Sub.
               Notes, 3.00%, 3/15/07                        566,250
                                                        -----------

              COMMUNICATIONS
               EQUIPMENT-1.4%
    850,000   Adaptec, Inc., Cv. Sub. Notes,
               3.00%, 3/5/07                                817,062
                                                        -----------

              COMPUTER SOFTWARE-3.5%
    550,000   BEA Systems, Inc., Cv. Sub.
               Notes, 4.00%, 12/15/06                       538,312
    500,000   Mercury Interactive Corporation,
               Cv. Sub. Notes, 4.75%,  7/1/07               491,875
  1,000,000   Sybase Inc., 1.75%, 2/22/25(a)                965,000
                                                        -----------
                                                          1,995,187
                                                        -----------

              CONSTRUCTION &
               ENGINEERING-1.9%
  1,000,000   Fluor Corporation, 1.5%,
               2/15/24                                    1,088,750
                                                        -----------

              CONSUMER FINANCE-1.5%
    850,000   Providian Financial Corp., Cv.
               Senior Notes, 3.25%, 8/15/05                 847,875
                                                        -----------

              ENERGY EQUIPMENT & SERVICES-2.0%
    500,000   Diamond Offshore Drilling Inc.,
               Cv. Senior Deb., 1.5%, 4/15/31               546,875
    550,000   Pride International Inc., Cv.
               Senior Notes, 3.25%, 5/1/33(a)               611,875
                                                        -----------
                                                          1,158,750
                                                        -----------

              FINANCE-.4%
    250,000   Bank United Capital Trust,
               3.125%, 3/1/34                               221,250
                                                        -----------

              FOOD & DRUG RETAILING-1.2%
    700,000   Rite Aid Corporation, Cv. Notes,
               4.75%, 12/1/06                               688,625
                                                        -----------

              FOOD & STAPLES
               RETAILING-.4%
    500,000   Nash Finch Company, Cv.
               Senior Sub. Notes, 1.631%,
               3/15/35(a)                                   210,000
                                                        -----------

  Principal   Corporate Convertible
   Amount      Bonds-(Continued)                           Value
-------------------------------------------------------------------

              HEALTH CARE-5.5%
$   500,000   Apria Healthcare Group Inc.,
               Cv. Senior Notes, 3.375%,
               5/15/33(a)                               $   530,625
  1,000,000   Chiron Corporation, 2.75%,
               6/30/34                                      952,500
    800,000   Edwards Lifesciences
               Corporation, Cv. Senior Deb.,
               3.875%, 5/15/33(a)                           821,000
    450,000   LifePoint Hospitals, Inc., Cv.
               Sub. Notes, 4.50%, 6/1/09                    464,063
    375,000   Province Healthcare Company,
               Cv. Sub. Notes, 4.50%,
               11/20/05                                     381,563
                                                        -----------
                                                          3,149,751
                                                        -----------

              HOTELS, RESTAURANTS &
               LEISURE-3.5%
    250,000   Fairmont Hotels & Resorts Inc.,
               Cv. Senior Notes, 3.75%,
               2/1/23(a)                                    260,625
    750,000   Hilton Hotels Corp., Cv. Sub.
               Notes, 3.375%, 4/15/23                       855,938
    750,000   Starwood Hotels & Resorts
               Worldwide Inc., Cv. Senior
               Notes, 3.50%, 5/16/23                        871,875
                                                        -----------
                                                          1,988,438
                                                        -----------

              INDUSTRIAL CONGLOMERATES-2.4%
  1,000,000   TYCO International Group, Cv.
               Senior Deb., 2.75%, 1/15/18                1,388,750
                                                        -----------

              MEDIA-7.4%
  1,350,000   Liberty Media Corporation,
               Senior Exchangeable Deb.,
               3.50%, 1/15/31                             1,058,063
    800,000   Liberty Media Corporation, Senior
               Exchangeable Deb., 3.25%,
               3/15/31                                      648,000
    725,000   Regal Entertainment Group,
               Cv. Senior Notes, 3.75%,
               5/15/08                                      994,156
    825,000   Sinclair Broadcast Group, Inc.,
               Cv. Senior Sub. Notes, 4.875%,
               7/15/18                                      713,625
  1,000,000   XM Satelite Radio Holdings,
               1.75%, 12/1/09(a)                            850,000
                                                        -----------
                                                          4,263,844
                                                        -----------

              METALS & MINING-1.7%
    750,000   Freeport-McMoran Copper
               Inc., Cv. Senior Notes,
               7.00%, 2/11/11                               955,312
                                                        -----------

  Principal   Corporate Convertible
   Amount      Bonds-(Continued)                           Value
-------------------------------------------------------------------

              PHARMACEUTICALS-5.3%
$ 1,200,000   IVAX Corporation, Cv. Senior
               Sub. Notes, 4.50%, 5/15/08               $ 1,179,000
    750,000   Watson Pharmaceuticals,
               1.75%, 3/15/23                               709,688
  1,150,000   Sepracor, Inc., Cv. Sub. Deb.,
               5.00%, 2/15/07                             1,161,500
                                                        -----------
                                                          3,050,188
                                                        -----------

              ROAD & RAIL-2.3%
    850,000   Yellow Corporation, Contingent
               Senior Cv. Notes, 5.00%,
               8/8/23                                     1,331,313
                                                        -----------

              SEMICONDUCTOR EQUIPMENT
               & PRODUCTS-3.2%
  1,150,000   Fairchild Semiconductor
               Corporation, Senior Cv. Sub.
               Notes, 5.00%, 11/1/08                      1,137,062
    725,000   LSI Logic Corporation, Cv. Sub.
               Notes, 4.00%, 11/1/06                        709,594
                                                        -----------
                                                          1,846,656
                                                        -----------

              WIRELESS TELECOMMUNICATION
               SERVICES-1.9%
  1,100,000   Nextel Communications, Inc.,
               Cv. Senior Notes, 5.25%,
               1/15/10                                    1,094,500
                                                        -----------
              Total Corporate Convertible
               Bonds (Cost $28,686,002)                  29,518,126
                                                        -----------

               Corporate Bonds-.9%

     500,000   ALLTEL Corporation, 4.656%,
                5/17/07
                (Cost $506,770)                             504,491
                                                        -----------

   Shares      Preferred Stock-1.1%
------------
               MEDIA-1.1%
       7,000   Tribune Co., Exchangeable Sub.
                Deb., 2.00%, 5/15/29
                (Cost $551,600)                             624,750
                                                        -----------

              Convertible Preferred
               Securities-15.0%
              AUTOMOBILES-1.5%
     38,000   General Motors Corporation,
               4.50%, Cv. Senior Deb.,
               Class A, 3/6/32                              864,500
                                                        -----------

              BANKS-1.1%
     11,700   Washington Mutual Capital
               Trust 2001, 5.375%, Cv. Pfd.
               Income Equity Redeemable
               Securities 3/03/41                           613,267
                                                        -----------

      1,000   CHEMICALS-.1%
              Huntsman Corporation*, 5.00%,
               2/16/08                                       46,730
                                                        -----------

              COMMUNICATIONS EQUIPMENT-.5%
        325   Lucent Technology Inc., 7.75%,
               Cumulative Convertible Trust,
               3/15/17                                      305,581
                                                        -----------

              Corporate Convertible
   Shares      Securities-(Continued)                      Value
-------------------------------------------------------------------

              DIVERSIFIED FINANCIALS-3.0%
     10,550   Household International Inc.,
               8.875%, Adjustable Conversion
               Rate Equity Security Units,
               2/15/06                                  $   462,607
     40,000   Lehman Brothers Holdings Inc.,
               Cv. Pfd., 6.25%, 10/15/07                  1,065,000
      5,000   Merrill Lynch & Co., Inc., 6.75%,
               10/15/07                                     172,765
                                                        -----------
                                                          1,700,372
                                                        -----------

              HOUSEHOLD DURABLES-.8%
     10,500   Newell Financial Trust I, 5.25%,
               Cv. Quarterly Income Pfd.,
               12/1/27                                      475,125
                                                        -----------

              INSURANCE-2.8%
     21,000   Chubb Corporation (The), 7.00%,
               Equity Units, 8/16/06                        632,625
     44,000   Travelers Property Casualty
               Corp., 4.50%, Cv. Jr. Sub.
               Notes, 4/15/32                               981,200
                                                        -----------
                                                          1,613,825
                                                        -----------

              MEDIA-1.8%
     25,000   Comcast Corporation, 2.00%,
               Exch. Sub. Deb., 10/15/29                  1,056,250
                                                        -----------

              RETAIL-1.8%
     25,000   United Rental Trust I, 6.50%,
               Cv. Quarterly Income Pfd.,
               8/1/28                                     1,040,625
                                                        -----------

              U.S. GOVERNMENT
               AGENCY-1.6%
         10   Federal National Mortgage
               Association, 5.375%, Cv. Pfd.,
               12/31/49                                     923,729
                                                        -----------
              Total Convertible Preferred
               Securities (Cost $8,067,904)               8,640,004
                                                        -----------

              Mandatory Convertible
               Securities-7.5%

              DIVERSIFIED TELECOMMUNICATION
               SERVICES-1.9%
     12,000   ALLTEL Corporation, 7.75%,
               Equity Units, 5/17/05(b)                     603,000
     20,000   CenturyTel, Inc., 6.875%,
               Corporate Units, 5/15/05(b)                  502,500
                                                        -----------
                                                          1,105,500
                                                        -----------

              ENERGY-1.0%
     10,000   Dominion Resources Inc., 8.75%,
               Upper DECS Equity Income
               Securities, 5/16/06(b)                       560,400
                                                        -----------

              HEALTH CARE-1.8%
     20,000   Omnicare Capital Trust I, 4.00%,
               Income Equity Redeemable
               Securities, 6/15/33(b)                     1,025,000
                                                        -----------

              INSURANCE-.4%
     10,000   XL Capital Ltd., 6.50%, Equity
               Security Units, 5/15/07(b)                   229,500
                                                        -----------

              Mandatory Convertible
   Shares      Securities-(Continued)                      Value
-------------------------------------------------------------------

              OIL & GAS-1.4%
     10,000   Amerada Hess Corp., 7.00%,
               (ACES), 12/1/06(b)                       $   816,250
                                                        -----------

              PHARMACEUTICALS-1.0%
     10,000   Schering-Plough Corporation,
               6.00%, 9/14/07                               583,750
                                                        -----------
              Total Mandatory Convertible
               Securities (Cost $3,910,575)               4,320,400
                                                        -----------

              Common Stocks-19.0%

              DIVERSIFIED FINANCIALS-3.5%
     15,000   Bank of America Corporation                   675,600
     17,500   Citigroup Inc.                                821,800
     15,000   J.P. Morgan Chase & Co.                       532,350
                                                        -----------
                                                          2,029,750
                                                        -----------

              ELECTRIC UTILITIES-8.1%
     22,572   FPL Group, Inc.                               921,389
      7,500   FirstEnergy Corp.                             326,400
     27,500   TXU Corp.                                   2,359,225
     14,000   Entergy Corporation                         1,026,200
                                                        -----------
                                                          4,633,214
                                                        -----------

              GAS COMPANIES-.3%
      4,000   KeySpan Corporation                           151,720
                                                        -----------

              Common Stocks-
   Shares      (Continued)                                 Value
-------------------------------------------------------------------

              OIL & GAS-3.9%
      5,000   ConocoPhillips                            $   524,250
     10,642   Kerr-McGee Corporation                        825,819
     15,000   Royal Dutch Petroleum
               Company                                      873,750
                                                        -----------
                                                          2,223,819
                                                        -----------

              PHARMACEUTICALS-2.5%
     20,000   Bristol-Myers Squibb Company                  520,000
     13,000   GlaxoSmithKline PLC                           657,150
      6,800   Merck & Co., Inc.                             230,520
                                                        -----------
                                                          1,407,670
                                                        -----------

              WIRELESS TELECOMMUNICATION
               SERVICES-.7%
     11,000   Verizon Communications Inc.                   393,800
                                                        -----------
              Total Common Stocks
               (Cost $7,624,705)                         10,839,973
                                                        -----------

  Principal   Short-Term
   Amount      Investments-.9%
------------

$   495,000   Federal Home Loan Banks
               2.61%, Due 5/2/05
               (Cost $494,928)                              494,928
                                                        -----------

Total Investments
 (Cost $49,842,484)(c)                        95.9%      54,942,672
Other Assets in Excess of Liabilities          4.1        2,369,614
                                             ----------------------
Net Assets                                   100.0%     $57,312,286
                                             ======================

-------------------
*     Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 7.4% of net assets of the Fund.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(c) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $49,842,484 amounted to $5,100,188 which consisted of aggregate gross unrealized appreciation of $6,453,493 and aggregate gross unrealized depreciation of $1,353,305.

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
PORTFOLIO SUMMARY* (Unaudited)

      Sectors                                  Value%
      -----------------------------------------------

      Consumer Discretionary                   16.2%
      Consumer Staples                          1.6
      Energy                                    7.7
      Financials                               13.0
      Health Care                              17.9
      Industrials                              10.9
      Information Technology                    9.7
      Materials                                 1.7
      Telecommunication Services                5.4
      Utilities                                 9.3
      U.S. Agencies                             1.6
      Cash and Net Other Assets                 5.0
                                              -----
                                              100.0%
                                              =====

-------------------
*     Based on Net Assets.

CASTLE CONVERTIBLE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2005

ASSETS:
  Investments in securities, at value (cost $49,842,484),
   see accompanying schedule of investments                                   $54,942,672
  Cash                                                                                375
  Receivable for investment securities sold                                     1,993,372
  Dividends and interest receivable                                               419,811
  Prepaid expenses                                                                 46,204
                                                                              -----------
      Total Assets                                                             57,402,434

LIABILITIES:
  Investment advisory fees payable                              $ 34,517
  Directors' fees payable                                         10,706
  Accrued expenses                                                44,925
                                                                --------
      Total Liabilities                                                            90,148
                                                                              -----------

NET ASSETS applicable to 2,236,003 outstanding shares
 of $0.01 par value (10,000,000 shares authorized)                            $57,312,286
                                                                              ===========

NET ASSET VALUE PER SHARE                                                     $     25.63
                                                                              ===========


STATEMENT OF OPERATIONS (Unaudited)
For the six months ended April 30, 2005

       ?
INVESTMENT INCOME:
  Income:
    Interest                                                                 $    680,426
    Dividends                                                                     614,919
      Total Income                                                              1,295,345
  Expenses:
    Investment advisory fees-Note 2(a)                          $226,325
    Directors' fees                                               22,597
    Shareholder reports                                           25,635
    Custodian and transfer agent fees                              9,105
    Professional fees                                             27,386
    Bookkeeping fees                                               9,222
    Miscellaneous                                                 15,014
                                                                --------

      Total Expenses                                                              335,284
                                                                              -----------
NET INVESTMENT INCOME                                                             960,061
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                               825,388
  Net change in unrealized appreciation (depreciation)
   on investments                                               (360,164)
                                                                --------
  Net realized and unrealized gain on investments                                 465,224
                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 1,425,285
                                                                              ===========

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                       Ended
                                                                    April 30, 2005       Year Ended
                                                                     (Unaudited)      October 31, 2004
                                                                    ----------------------------------

FROM INVESTMENT ACTIVITIES:
  Net investment income                                              $   960,061         $ 1,913,745
  Net realized gain on investments                                       825,388           1,458,507
  Net change in unrealized appreciation (depreciation)
   on investments                                                       (360,164)          1,405,479
                                                                     -------------------------------
      Net increase in net assets resulting from operations             1,425,285           4,777,731
                                                                     -------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment loss                                                 (1,654,642)         (2,280,723)
                                                                     -------------------------------
      Net increase (decrease) in net assets                             (229,357)          2,497,008
NET ASSETS:
  Beginning of period                                                 57,541,643          55,044,635
                                                                     -------------------------------
  End of period (including undistributed net investment
   income of $10,971 and $705,552, respectively)                     $57,312,286         $57,541,643
                                                                     ===============================

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                                                 Six Months
                                                                                    Ended
                                                                            Year Ended October 31,
                                                  April 30,    ------------------------------------------------
                                                   2005(i)     2004       2003       2002       2001       2000
                                                  -------------------------------------------------------------

Net asset value, beginning of period               $25.73     $24.62     $22.56     $25.77     $28.22     $26.20
                                                  --------------------------------------------------------------
Net investment income                                0.43       0.86       0.81       1.09       1.34       1.40
Net realized and unrealized gain (loss) on
 investments                                         0.21       1.27       2.12      (3.17)     (1.80)      2.24
                                                  --------------------------------------------------------------
Total from investment operations                     0.64       2.13       2.93      (2.08)     (0.46)      3.64
                                                  --------------------------------------------------------------
Dividends from net investment income                 0.74      (1.02)     (0.87)     (1.13)     (1.33)     (1.32)
Distributions from net realized gains                   -          -      -              -      (0.66)     (0.30)
                                                  --------------------------------------------------------------
      Total Distributions                            0.74      (1.02)     (0.87)     (1.13)     (1.99)     (1.62)
                                                  --------------------------------------------------------------
Net asset value, end of period                     $25.63     $25.73     $24.62     $22.56     $25.77     $28.22
                                                  ==============================================================
Market value, end of period                        $22.05     $22.90     $21.75     $20.57     $24.25     $22.75
                                                  ==============================================================
Total investment return based on market
 value per share                                    (0.70%)    10.06%      9.98%    (11.05%)    15.83%     16.51%
                                                  ==============================================================
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)       $57,312    $57,542    $55,045    $50,445    $57,616    $63,107
                                                  ==============================================================
  Ratio of expenses to average net assets            1.16%      1.11%      1.19%      1.09%      1.03%      1.06%
                                                  ==============================================================
  Ratio of net investment income to
   average net assets                                3.30%      3.37%      3.49%      4.30%      4.89%      5.05%
                                                  ==============================================================
  Portfolio Turnover Rate                           23.09%     26.29%    156.83%    186.48%     53.81%     68.55%
                                                  ==============================================================

-------------------
(i) Unaudited. Ratios have been annualized; total investment return has not been annualized.

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-Summary of Significant Accounting
 Policies:

      Castle Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, closed-end management investment company. The Fund's investment adviser is Fred Alger Management, Inc. (the "Adviser").

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) Investment Valuation-Investments in securities are valued at 4:00 p.m. Eastern time. Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Directors. Short-term investments are valued at amortized cost which approximates market value.

(b) Securities Transactions and Investment Income-Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Dividends to Shareholders-Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist.

      Capital account within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of certain debt instruments. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(d) Federal Income Taxes-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including net realized capital gains, to its shareholders. Therefore, no federal income tax provision is required.

(e) Indemnification-The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(f) Other-These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2-Investment Advisory Fees and Other
 Transactions with Affiliates:

(a) Investment Advisory Fees-Fees incurred by the Fund, pursuant to the provisions of an Investment Advisory Contract (the "Contract") with the Adviser, are payable monthly and computed at an annual rate of .75% based on the Fund's average weekly net asset value.

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2-Investment Advisory Fees and Other
 Transactions with Affiliates (continued):

      The Contract further provides that if in any fiscal year the aggregate expenses of the Fund (excluding interest, brokerage commissions, taxes and extraordinary expenses) should exceed 1.5% of the first $30 million of average net assets and 1.0% of the average net assets of the Fund over $30 million, the Adviser will reimburse the Fund for such excess expenses. For the six months ended April 30, 2005, no reimbursement was required pursuant to the Contract. For the six months ended April 30, 2005, the total investment advisory fee charged to the Fund amounted to $226,325, and the Adviser received $9,000 for bookkeeping services supplied to the Fund at cost.

(b) Transfer Agent Fees-Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of the Adviser, served as transfer agent for the Fund. During the six months ended April 30, 2005, the Fund incurred fees of approximately $350 for services provided by Alger Services. Effective November 22, 2004, State Street Bank and Trust Company replaced Alger Services as the Fund's transfer agent. Transfer agent services are provided by State Street Bank and Trust Company's affiliate, EquiServe Trust Company, N.A. ("EquiServ"). Effective February 28, 2005, the Fund has entered into a shareholder administrative services agreement with Alger Services to compensate Alger Services on a per account basis for its liaison and administrative oversight of EquiServ and related services. During the six months ended April 30, 2005, the Fund incurred fees of $424 for these services provided by Alger Services.

(c) Directors' Fees-Certain directors and officers of the Fund are directors and officers of the Adviser and Alger Services. The Fund pays each director who is not affiliated with the Adviser or its affiliates an annual fee of $8,000, payable quarterly, which is reduced proportionately by any meetings not attended during the quarter.

(d) Other Transactions With Affiliates-Certain directors and officers of the Fund are directors and officers of Alger Management and Alger Services. At April 30, 2005, the Adviser and its affiliates owned 451,979 shares of the Fund.

NOTE 3-Securities Transactions:

      During the six months ended April 30, 2005, purchases and sales of investment securities, excluding short-term securities, aggregated $12,999,507 and $14,877,787, respectively.

NOTE 4-Components of Net Assets:

      At April 30, 2005, the Fund's net assets consisted of:

Paid-in capital                         $53,986,469
Undistributed net investment
 income                                      10,971
Undistributed net realized gain
 (accumulated loss)                      (1,785,342)
Net unrealized appreciation               5,100,188
                                        -----------
NET ASSETS                              $57,312,286
                                        ===========

NOTE 5-Distributions to Shareholders:

      Distributions paid from ordinary income during the six months ended April 30, 2005 and the year ended October 31, 2004 were $1,654,642 and $2,280,723, respectively.

      As of October 31, 2004 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $1,069,044
Undistributed long-term gain                         -
Unrealized appreciation                      5,058,891

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and tax treatment of certain debt obligations.

      At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5-Distributions to Shareholders (continued):

Expiration Date               Amount
--------------------------------------
2010                        $1,012,158
2011                         1,561,002
                            ----------
                            $2,573,160
                            ==========

NOTE 6-Regulatory Matters:

      Alger Management has been responding to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, and the Attorney General of New Jersey, in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading."

      Certain civil actions have developed out of the regulatory investigations. Several purported class actions and shareholder derivative suits have been filed against various parties, including, depending on the lawsuit, Alger Management, certain of the mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful market-timing and late-trading activities. These cases have been transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. On September 29, 2004, consolidated amended complaints involving these cases were filed in the Maryland federal district court under the caption number 1:04-MD-15863
(JFM).

      On or about April 12, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of mutual fund investment advisers, distributors and others, including Alger Management and its parent Fred Alger & Company, Incorporated, the Alger Mutual Funds' Distributor ("Alger Inc."), alleging violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct. Insofar as the factual allegations in the complaint relate to Alger Management and Alger Inc., they ascribe improper conduct to these entities relating to "market timing" in one or more of the Alger Mutual Funds. The complaint seeks injunctive relief, civil monetary penalties, costs and attorney fees, and other relief.

      Alger Management continues to cooperate with the SEC and state investigations, which have not, as of the present date, been resolved. Although Alger Management does not believe that the Alger Mutual Funds are themselves targets of these regulators' investigations as potential enforcement defendants, the actions of Alger Management and certain of its affiliates and their senior executives and Alger Mutual Fund senior personnel are of interest to the investigators. Although no regulatory enforcement action has yet been commenced against Alger Management, board members or personnel in connection with the matters being investigated (other than the actions resolved in the fall of 2003 against James P. Connelly, Jr., former Vice Chairman of Alger Inc.), it is possible that the SEC and the states may pursue actions in the future. The potential timing of any such action or the relief or remedies that may be sought are not known at this time. Alger Management is not yet able to predict whether or on what terms matters might be resolved with the SEC or the states. The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess substantial fines and penalties and order restitution, authority to limit the activities of a person or company (including license and registration revocations, injunctive authority and prohibition from engaging in the investment or securities businesses) and other enforcement powers, that may be exercised administratively or by going into court.

      Under Section 9(a) of the Investment Company Act, if any of the various regulatory investigations or lawsuits were to result in a court injunction against Alger Management or Alger Inc., Alger Management would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser for any registered investment company, including the Fund. There is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in loss of Alger Management personnel or Fund Board members, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

Castle Convertible Fund, Inc.

Investment Adviser
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

---------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
c/o EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010

---------------------------------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.

Results of Annual Meeting of Shareholders

The annual meeting of the shareholders of the Fund was held on December 7, 2004. The following matters were submitted to a shareholder vote and approved:

(i)   The election or reelection of the following directors of the Fund:
Fred M. Alger III, Hilary M. Alger, Charles F. Baird, Jr., Joseph S. Nye, Jr., Roger P. Cheever, Dan C. Chung, Lester L. Colbert, Jr., Stephen E. O'Neil and Nathan E. Saint-Amand. Each of the candidates elected or reelected received at least 1,947,798 affirmative votes and no more than 43,036 votes were withheld for any candidate. There were 24,937 abstentions.

(ii) The ratification of the selection of Ernst & Young LLP as the Fund's independent public accountants for the fiscal year ending October 31, 2005. For-2,003,152; Against-5,943; Abstain-7,167.

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling 1-800-992-3863 or by accessing the SEC's website at http://www.sec.gov.

Quarterly Fund Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling 1-800-992-3863.


Castle Convertible Fund, Inc.

                             Semi-Annual Report
                               April 30, 2005
                                 (Unaudited)

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By: /s/Dan C. Chung
    Dan C. Chung
    President

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Dan C. Chung
    Dan C. Chung
    President

Date: June 28, 2005

By: /s/Frederick A. Blum
    Frederick A. Blum
    Treasurer

Date: June 28, 2005